INVESTMENTS (Schedule of Investments Categorized by Investment Class) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Cost method and equity method investments
Impairment loss on equity investment	¥ (3,440)	$ (495)	¥ (5,000)
Amount of cost method investment					$ 1,000
Loss from equity method investment	(406)	(58)	(407)
Change in fair value of available-for- sale investments	754	109
Total carrying amount of long-term investments	85,459		60,332		12,309
Available-for-sale Securities [Member]
Cost method and equity method investments
Carrying amount of available-for-sale investments	4,266				615
Available-for-sale investments	3,512				506
Change in fair value of available-for- sale investments	754	109
Cost Method Investments [Member]
Cost method and equity method investments
Cost of cost method investments	64,293		39,443		9,260
Impairment loss on equity investment	(8,583)	(1,236)	(5,000)
Amount of cost method investment	55,710		34,443		8,024
Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	26,296		26,296		3,787
Loss from equity method investment	(813)	$ (117)	(407)
Carrying amount of available-for-sale investments	25,483		25,889		3,670
Private company [Member] | Cost Method Investments [Member]
Cost method and equity method investments
Cost of cost method investments	45,156		31,351		6,504
Private company [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	5,500		5,500		792
Limited partnership [Member] | Cost Method Investments [Member]
Cost method and equity method investments
Cost of cost method investments	19,137		8,092		2,756
Limited partnership [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	¥ 20,796		¥ 20,796		$ 2,995